Taxation - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense (benefit):
Current income tax (benefit) charge	$ (158)	$ 6,401	$ 3,261
Amounts in respect of prior years	0	12	(22)
Deferred tax expense:
Origination and reversal of temporary differences	(2,282)	1,165	(310)
Amounts in respect of prior years	(420)	276	3
Income tax (benefit) expense for the year	$ (2,860)	$ 7,854	$ 2,932